Financial Assets Measured At Fair Value Through Profit And Loss	6 Months Ended
Jun. 30, 2023
Financial Assets Measured At Fair Value Through Profit And Loss [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS
5	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH PROFIT AND LOSS

	December 31, 2022	June 30, 2023
	RM	RM	USD
Unquoted shares:
At beginning of year	1,309,134	72,295	15,488
Addition	10,211	-	-
Disposal	(1,247,050)	-	-
Adjustment – forex exchange	-	3,749	803
At end of year	72,295	76,044	16,291

Other unquoted shares

Included in the unquoted shares are investment in the following:

●	5% (December 31, 2022: 5%) equity interest in Zero Carbon Farms Ltd, an entity incorporated in United Kingdom.

●	0.1% (December 31, 2022: 0.1%) equity interest in Unique Fire Holdings Berhad, an entity incorporated in Malaysia.

In September 2022, the Company disposed all of its shareholdings in DFA Robotic Co. Ltd to a third party.

The above valuations are categorised under Level 3 of the fair value hierarchy and are generally sensitive to the unobservable inputs. Any increase or decrease in transacted price would result in an increase or decrease in the fair value of the unquoted investments. Any significant movement in inputs would result in a significant change to the fair value of the unquoted investment. There are no transfers between Levels 1 and 2 and into or out of Level 3 during the year.